Other non-current assets	6 Months Ended
Jun. 30, 2024
Other non-current assets.
Other non-current assets

13.Other non-current assets

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Deposits of rental, utility and other	10,933	11,494
Equity investments designated at fair value through profit or loss	2,702	2,660
Other	1,748	1,386
Total other non-current assets	15,383	15,540

Other non-current assets include equity investments recognized at fair value through profit or loss in accordance with IFRS 9, with changes in value recognized in profit or loss. The losses in fair value recognized through profit or loss amounted to €42 thousand for the six months ended June 30, 2024 (For the six months ended June 30, 2023: €59 thousand gain).